CONCENTRATION AND RISKS- Summary of revenue concentration risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Concentration and risks
Revenue	¥ 2,118,982	$ 290,299	¥ 1,638,736	¥ 1,790,245
Related party
Concentration and risks
Revenue	1,819,098	$ 249,215	1,292,880	1,336,612
Related party | Xiaomi
Concentration and risks
Revenue	1,752,246		1,292,880	1,336,612
Related party | Xiaomi | Revenue Benchmark | Revenue Concentration Risk
Concentration and risks
Revenue	¥ 1,752,246		¥ 1,292,880	¥ 1,336,612
Concentration risk, percentage	83.00%	83.00%	79.00%	75.00%